Derivative Instruments and Hedging Activities (Details 3) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 6 3/4% Notes	Dec. 31, 2013 6 3/4% Notes	Dec. 31, 2012 6 3/4% Notes	Dec. 31, 2014 Designated Hedging Instruments 6 3/4% Notes Net investment USD ($)	Dec. 31, 2014 Designated Hedging Instruments 6 3/4% Notes Net investment EUR (€)	Dec. 31, 2013 Designated Hedging Instruments 6 3/4% Notes Net investment EUR (€)	Dec. 31, 2012 Designated Hedging Instruments 6 3/4% Notes Net investment EUR (€)	Dec. 31, 2014 Derivatives Not Designated as Hedging Instruments USD ($)	Dec. 31, 2013 Derivatives Not Designated as Hedging Instruments USD ($)	Dec. 31, 2012 Derivatives Not Designated as Hedging Instruments USD ($)	Dec. 31, 2014 Derivatives Not Designated as Hedging Instruments Foreign exchange contracts USD ($)	Dec. 31, 2013 Derivatives Not Designated as Hedging Instruments Foreign exchange contracts USD ($)	Dec. 31, 2012 Derivatives Not Designated as Hedging Instruments Foreign exchange contracts USD ($)
Gains and losses on derivative instruments
Total (gain) loss recognized in income on derivatives											$ 18,016	$ (2,955)	$ 13,007	$ 18,016	$ (2,955)	$ 13,007
Net investment hedge
Stated interest rate (as a percent)				6.75%	6.75%	6.75%
Average notional amount of derivatives								47,730	106,525	101,167
Foreign exchange (losses) gains	6,385	(5,311)	(4,408)
Tax benefit (expense) on foreign exchange (losses) gains	(57)	2,073	1,740
Foreign exchange (losses) gains, net of tax	6,328	(3,238)	(2,668)
Cumulative net investment hedge gains (losses) recorded in accumulated other comprehensive items, net							$ 13,812